Short-Term Debt - Schedule of Short-Term Debt (Details) (10-K) (Parenthetical) - USD ($)	1 Months Ended	6 Months Ended	12 Months Ended
	Apr. 30, 2018	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Unsecured Loan from Shareholder [Member]
Loans payable	$ 100,000
Debt instrument, interest rate	50.00%
Debt maturity date, description	six month maturity		June 2021	February - April 2020
Loan from Hua Nan Bank [Member]
Debt instrument, interest rate		2.42%	2.42%	2.61%
Debt maturity date, description		June 2021
Debenture Agreements February 2019 - December 2019 [Member]
Debt instrument, interest rate		10.00%	10.00%
Debt maturity date, description		February 2019 - December 2019	February 2019 - December 2019
Debenture Agreements January 2020 - December 2020 [Member]
Debt maturity date, description		January 2020 - December 2020	January 2020 - December 2020
Debenture Agreements January 2020 - December 2020 [Member] | Minimum [Member]
Debt instrument, interest rate		10.00%	10.00%
Debenture Agreements January 2020 - December 2020 [Member] | Maximum [Member]
Debt instrument, interest rate		20.00%	20.00%
Short Term in June 2020 [Member]
Debt instrument, interest rate		0.00%	0.00%
Debt maturity date, description		June 2020	June 2020